FAIR VALUE MEASUREMENTS - Schedule of change in the fair value of warrants measured with Level 3 inputs (Details) - USD ($)	3 Months Ended				7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities outstanding				$ 0	$ 0
Change in fair value of derivative warrant liabilities	$ 315,300			8,622,000	8,622,000	$ 4,020,300	$ 10,238,100
Derivative warrant liabilities end Balance				$ 0	$ 0
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities beginning Balance	1,122,900	$ 2,559,030	$ 2,895,900			2,895,900
Derivative warrant liabilities outstanding	945,600	1,122,900	2,559,030			945,600	2,895,900
Change in fair value of derivative warrant liabilities	(177,300)	(1,436,130)	(336,870)				4,787,100
Derivative warrant liabilities end Balance	$ 945,600	$ 1,122,900	$ 2,559,030			$ 945,600	$ 2,895,900